Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 29, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash And Cash Equivalents [Abstract]
Cash	$ 1,912,047	$ 1,616,408		$ 1,560,536
Investments of cash surpluses	3,894,166	5,855,824		3,326,662
Cash equivalents designated for expenditure, held in trust	345,244	257,911		300,940
Cash and cash equivalents	$ 6,151,457	$ 7,730,143	$ 230,244	$ 5,188,138	$ 2,996,499